Leases - Movement in lease liabilities (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Leases
Beginning balance	£ 8,641	£ 8,565	£ 8,880
Cash flows	(311)	(863)	(806)
Additions	81	606	143
Accretion expense	279	333	348
Ending balance	£ 8,690	£ 8,641	£ 8,565